RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2016
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥25,268	¥41,990
Service cost	16,843	17,468
Interest cost	28	35
Actuarial loss	4,241	27,856
Benefits paid	(4,509)	(5,448)
Foreign currency exchange rate changes	119	(2,062)
Benefit obligation at end of year	¥41,990	¥79,839

Change in plan assets:
Fair value of plan assets at beginning of year	¥7,447	¥5,866
Employer contribution	433	19,590
Benefits paid	(2,821)	(3,564)
Foreign currency exchange rate changes	807	(1,406)
Fair value of plan assets at end of year	¥5,866	¥20,486

Funded status at end of year	¥(36,124)	¥(59,353)

Schedule of amounts recognized in the consolidated balance sheets

	Thousands of Yen
	2015	2016
Other current liabilities	¥5,037	¥3,201
Accrued retirement cost—noncurrent	31,087	56,152
Amount recognized	¥36,124	¥59,353

Schedule of components of net periodic retirement cost

	Thousands of Yen
	2014	2015	2016
Service cost	¥7,831	¥16,843	¥17,468
Interest cost	21	28	35
Amortization of net gain (loss)	(174)	1,594	2,001
Net periodic retirement cost	¥7,678	¥18,465	¥19,504

Schedule of amounts recognized in other comprehensive income net of tax

	Thousands of Yen
	2014	2015	2016
Actuarial loss	¥(4,886)	¥(1,703)	¥(17,495)

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax

	Thousands of Yen
	2015	2016
Accumulated actuarial loss	¥(5,781)	¥(23,276)

Schedule of weighted-average assumptions used to determine the year-end benefit obligation

	2015	2016
Discount rate	0.17%	0.23%
Rate of compensation increase	3.50%	5.10%

Schedule of weighted-average assumptions used to determine the net periodic retirement cost

	2014	2015	2016
Discount rate	0.26%	0.21%	0.17%
Rate of compensation increase	4.86%	6.90%	3.50%

Schedule of expected future benefit payments, which reflect expected future service

Years ending March 31,	Thousands of Yen
2017	¥3,976
2018	5,234
2019	6,259
2020	7,905
2021	8,629
2022 through 2025	58,478